GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 3,821
2021	2,740
2022	1,808
2023	390
2024	128
Thereafter	256
Intangible assets, net	$ 9,143	$ 14,732